VOYAGE REVENUES (Tables)	6 Months Ended
Jun. 30, 2019
VOYAGE REVENUES [Abstract]
Voyage Revenues
Voyage revenues for the six-month periods ended June 30, 2019 and June 30, 2018 consist of time charter revenues and spot charter revenues.

All amounts in USD ‘000	2019	2018
Spot charter revenues	138,869	126,243
Time charter revenues	15,575	13,787
Total Voyage Revenues	154,444	140,030

Future Minimum Revenues
The Company has five time charter contracts committed as of June 30, 2019. The future minimum revenues as at June 30, 2019 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2019	12,265
2020	13,110
2021	7,315
Future minimum revenues	32,690